COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate	Maturity	December 31, 2024
	%		US$’000
Non-current
Loans from a collaborator	7.35	No specific maturity date	301,196